Expense Example - Class K - BLACKROCK BASIC VALUE FUND, INC. - Class K Shares	Oct. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 567